Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Rent expense for operating leases	$ 184.8	$ 133.1
Exit costs for terminated leases	0.0	5.5
Cost of Revenue
Operating Leased Assets [Line Items]
Rent expense for operating leases	176.5	124.8
Operations and Support
Operating Leased Assets [Line Items]
Rent expense for operating leases	5.5	2.8
General and Administrative
Operating Leased Assets [Line Items]
Rent expense for operating leases	$ 2.8	$ 5.5